Label	Element	Value
(abrdn EM SMA Completion Fund) | (abrdn EM SMA Completion Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The abrdn EM SMA Completion Fund (the “EM SMA Completion Fund” or the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy, hold and sell shares of the abrdn EM SMA Completion Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each yearas a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the abrdn EM SMA Completion Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee limitation until its expiration, which impacts the 1-Year figure listed below). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The abrdn EM SMA Completion Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 30.12% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The abrdn EM SMA Completion Fund will invest primarily in common stocks, but may also invest in other types of equity securities, including, but not limited to, preferred stock and depositary receipts. As a non-fundamental policy, under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies. An emerging market country is any country determined by the Adviser or Sub-advisers to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Emerging market countries include every nation in the world except the United States, the United Kingdom, Canada, Japan, Australia, New
Zealand, Israel, Hong Kong, Singapore and most countries located in Western Europe. A company is considered to be an emerging market company if Fund management determines that the company meets one or more of the following criteria:
●	the company is organized under the laws of, or has its principal office in an emerging market country;
●	the company has its principal securities trading market in an emerging market country; and/or
●	the company derives the majority of its annual revenue or earnings or assets from goods produced, sales made or services performed in an emerging market country.
At times, the Fund may have a significant amount of its assets invested in a country or geographic region. The Fund currently anticipates that it will invest a significant amount of its assets in securities economically tied to mainland China equity including through the Shanghai-Hong Kong and Shenzhen-Hong Kong Stock Connect program or by any other available means. The Fund also currently anticipates that it will invest a significant amount of its assets in securities economically tied to India and securities economically tied to South Korea. The Fund may invest in securities denominated in U.S. Dollars and currencies of emerging market countries in which it is permitted to invest. The Fund typically has full currency exposure to those markets in which it invests.
The Fund may invest in securities of any market capitalization, including small and mid-cap securities.
The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector. The Fund currently anticipates that it will have significant exposure to the information technology and financials sectors.
In seeking to achieve the Fund’s investment objective, the Adviser and Sub-advisers invest in quality companies and are an active, engaged owners. The Adviser and Sub-advisers evaluate every company against quality criteria and build conviction using a team-based approach and peer review process. The quality assessment covers five key factors: 1) the durability of the business model, 2) the attractiveness of the industry, 3) the strength of financials, 4) the capability of management, and 5) the most material environmental, social and governance (“ESG”) factors impacting a company. As ESG information is just one investment consideration, ESG considerations generally are not solely determinative in any investment decision made by the Adviser and Sub-advisers. Through fundamental research, supported by a global research presence, the Adviser and Sub-advisers seek to identify companies whose quality and future prospects are not yet fully recognized by the market.
The Fund is non-diversified any may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
No performance information is presented for the EM SMA Completion Fund because it has not been in operation for a full calendar year. For updated performance information, please visit https://www.abrdn.com/en-us/us/investor/fund-centre#literature or call 866-667-9231.

(abrdn EM SMA Completion Fund) | (abrdn EM SMA Completion Fund) | Market Risk
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Market Risk – Deteriorating market conditions might cause a general weakness in the market that reduces the prices, or yield, of securities in those markets in which the Fund invests.
(abrdn EM SMA Completion Fund) | (abrdn EM SMA Completion Fund) | Issuer Risk
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Issuer Risk – The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
(abrdn EM SMA Completion Fund) | (abrdn EM SMA Completion Fund) | Equity Securities Risk
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk – The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions), or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry), or to the market as a whole (such as periods of market volatility or instability, or general and prolonged periods of economic decline).

(abrdn EM SMA Completion Fund) | (abrdn EM SMA Completion Fund) | Management Risk
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Active Management Risk – The Fund is subject to the risk that the Adviser or Sub-advisers may make poor security selections. The Adviser or Sub-adviser and their portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Fund and there can be no guarantee that these decisions will achieve the desired results for the Fund. In addition, the Adviser or Sub-advisers may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.

(abrdn EM SMA Completion Fund) | (abrdn EM SMA Completion Fund) | Emerging Markets Risk
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk – Emerging markets are countries generally considered to be relatively less developed or industrialized, and investments in emerging markets countries are subject to a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries, municipalities or governments because the countries may have less stable governments, more volatile currencies and less established markets (see “Foreign Securities Risk” below).
China Risk. Investments in China and Hong Kong subject the Fund to additional risks, and may make it significantly more volatile than geographically diverse mutual funds. Additional risks associated with investments in China and Hong Kong include exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), trading halts, imposition of tariffs, limitations on repatriation and differing legal standards. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy, which in turn could adversely affect the Fund’s investments.
Shanghai-Hong Kong and Shenzhen-Hong Kong Stock Connect Risk. Investing in China A shares through Stock Connect involves various considerations and risks, including, but not limited to, illiquidity risk; currency risk; greater price volatility; legal and regulatory uncertainty risk; execution risk; operational risk; tax risk; credit risk; and economic, social and political instability of the stock market in the People’s Republic of China.
India Risk. The value of the Fund’s assets may be adversely affected by political, economic, social and religious factors, changes in Indian law or regulations and the status of India’s relations with other countries. In addition, the economy of India may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy, which could affect private sector companies and the Fund, market conditions, and prices and yields of securities in the Fund’s portfolio.
The Republic of Korea (South Korea) Risk. Concentrating investments in South Korea subjects the Fund to additional risks, and may make it significantly more volatile than geographically diverse mutual funds. Additional risks associated with investments in South Korea include political, economic and social instability, and the potential for increasing militarization in North Korea. The financial sector in South Korea has been subject to systemic weaknesses and illiquidity, which could be a material risk for any investments in South Korea if exacerbated. A significant increase in energy prices could have an adverse impact on South Korea’s economy as South Korea is dependent on foreign sources for much of its energy needs. The South Korean government has exercised and continues to exercise significant influence over many aspects of the economy. Accordingly, South Korean government actions in the future could have a significant effect on the South Korean economy, which could affect private sector companies and the Fund, market conditions, and prices and yields of securities in the Fund’s portfolio.

(abrdn EM SMA Completion Fund) | (abrdn EM SMA Completion Fund) | Foreign Currency Exposure Risk
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency Exposure Risk – The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.

(abrdn EM SMA Completion Fund) | (abrdn EM SMA Completion Fund) | Foreign Securities Risk
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Securities Risk – Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

(abrdn EM SMA Completion Fund) | (abrdn EM SMA Completion Fund) | Cybersecurity Risk
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Cybersecurity Risk – Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

(abrdn EM SMA Completion Fund) | (abrdn EM SMA Completion Fund) | ESG Integration Risk
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
ESG Integration Risk – To the extent ESG factors are used to evaluate investments, the consideration of such factors may adversely affect a Fund’s performance. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which a Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. The application of ESG factors may result in a Fund performing differently than its benchmark index and other funds in its peer group that do not consider ESG factors or consider different ESG  factors.

(abrdn EM SMA Completion Fund) | (abrdn EM SMA Completion Fund) | Mid-Cap Securities Risk
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Mid-Cap Securities Risk – Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.
(abrdn EM SMA Completion Fund) | (abrdn EM SMA Completion Fund) | Sector Risk
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Sector Risk – To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
Information Technology Sector Risk. To the extent that the information technology sector represents a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.
Financials Sector Risk. To the extent that the financials sector represents a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, decreased liquidity in credit markets as well as cyber-attacks.

(abrdn EM SMA Completion Fund) | (abrdn EM SMA Completion Fund) | Small-Cap Securities Risk
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Small-Cap Securities Risk – Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk. Small-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in a small-cap company may lose substantial value.

(abrdn EM SMA Completion Fund) | (abrdn EM SMA Completion Fund) | Valuation Risk
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Valuation Risk – The price that the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

(abrdn EM SMA Completion Fund) | (abrdn EM SMA Completion Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	27.99%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	28.00%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	27.99%	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.01%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	none
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,606
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	7,336
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 10,236

[1]
(1)	None of abrdn Inc. (the “Adviser”), abrdn Asia Limited (“aAL”) or abrdn Investments Limited (“aIL” and collectively with aAL, the “Sub-advisers”) charges a management fee or sub-advisory fee to the Fund. Shareholders should be aware, however, that the Fund is an integral part of separately managed account programs, and the Fund’s Adviser, the Fund’s Sub-advisers or their affiliates will be compensated directly or indirectly by separately managed account program sponsors or program participants for managed account advisory services.

[2]
(2)	Acquired fund fees and expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds.

[3]
(3)	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements do not correlate to the Fund’s Ratio of Expenses (Prior to Reimbursements) to Average Net Assets and Ratio of Expenses to Average Net Assets, respectively, included in the Fund’s Financial Highlights in the Fund’s prospectus, as those ratios do not reflect indirect expenses, such as Acquired Fund Fees and Expenses.

[4]
(4)	abrdn Funds (the “Trust”) and the Adviser have entered into a written contract pursuant to which the Adviser has agreed to reimburse the Fund’s operating expenses (excluding certain expenses, including any taxes, interest, brokerage fees, Acquired Fund Fees and Expenses and extraordinary expenses). This contractual arrangement may not be terminated before February 28, 2025 without the approval of the Independent Trustees.